Group statement of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent	Share capital and premium	Reorganisation and merger reserve	Other capital reserves [1]	Retained earnings (Accumulated losses)	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [2]	Non- controlling interests
Equity beginning balance at Dec. 31, 2021	$ 4,101	$ 4,047	$ 0	$ 7,223	$ 84	$ (1,899)	$ 53	$ (2)	$ (1,412)	$ 54
Profit for the year	251	233				233				18
Other comprehensive loss	(75)	(75)					(36)	(10)	(29)
Total comprehensive income (loss) for the year, net of tax	176	158				233	(36)	(10)	(29)	18
Shares issued	16	16		16
Dividends paid (Note 12)	(181)	(181)				(181)
Dividends paid to non-controlling interests	(37)	0								(37)
Transfer on derecognition of equity investments	0	0				69	(69)
Translation	0	0			(3)	4		(1)
Equity ending balance at Dec. 31, 2022	4,075	4,040	0	7,239	81	(1,774)	(52)	(13)	(1,441)	35
Profit for the year	(222)	(235)				(235)				13
Other comprehensive loss	3	3					(2)	10	(5)
Total comprehensive income (loss) for the year, net of tax	(219)	(232)				(235)	(2)	10	(5)	13
Shares issued	15	15		15
Share-based payment for share awards net of exercised	(2)	(2)			(2)
Dividends paid (Note 12)	(91)	(91)				(91)
Dividends paid to non-controlling interests	(19)	0								(19)
Redomicile and reorganisation (note 1.1 and 22)	0	0	420	(420)
Share securities tax on redomicile and reorganisation	(19)	(19)		(19)
Issue of bonus shares	6,500	6,500	6,500
Cancellation of bonus shares	(6,500)	(6,500)	(6,500)
Transfer on derecognition of equity investments	0	0				(50)	50
Translation	0	0			(3)	2		1
Equity ending balance at Dec. 31, 2023	3,740	3,711	420	6,815	76	(2,148)	(4)	(2)	(1,446)	29
Profit for the year	1,049	1,004				1,004				45
Other comprehensive loss	(20)	(20)					23	3	(46)
Total comprehensive income (loss) for the year, net of tax	1,029	984				1,004	23	3	(46)	45
Shares issued	0	0	24		(24)
Share-based payment for share awards net of exercised	28	28			28
Dividends paid (Note 12)	(172)	(172)				(172)
Dividends paid to non-controlling interests	(74)	0								(74)
Acquisition of Centamin (Note 13)	3,962	2,078	82	1,996						1,884
Equity ending balance at Dec. 31, 2024	$ 8,513	$ 6,629	$ 526	$ 8,811	$ 80	$ (1,316)	$ 19	$ 1	$ (1,492)	$ 1,884

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $8m (2023: $8m;
2022: $8m), surplus on equity transaction of joint venture of $36m (2023: $36m; 2022: $36m), equity items for share-based payments of $38m (2023: $33m; 2022:
$39m) and other reserves.

[2]	Foreign currency translation reserve includes a loss of $1,411m (2023: $1,411m; 2022: $1,401m) that will not re-cycle through the income statement and a loss of
$81m (2023: $35m; 2022: $40m) relating to the foreign operations that will re-cycle through the income statement on disposal.